14. SHAREHOLDERS' EQUITY: Schedule of warrants outstanding and exercisable (Details)	24 Months Ended
Dec. 31, 2020 $ / shares shares
Warrant 1
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Jun. 26, 2022
Warrants outstanding	1,791,159
Warrant 2
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Aug. 03, 2022
Warrants outstanding	742,667
Warrant 3
Warrant Exercise Price | $ / shares	$ 0.20
Warrant Expiry Date	Nov. 27, 2022
Warrants outstanding	2,872,000
Warrant 4
Warrant Exercise Price | $ / shares	$ 0.15
Warrant Expiry Date	Nov. 19, 2021
Warrants outstanding	3,060,000
Warrant 5
Warrant Exercise Price | $ / shares	$ 0.15
Warrant Expiry Date	Nov. 13, 2021
Warrants outstanding	3,425,000
Warrant 6
Warrant Exercise Price | $ / shares	$ 0.15
Warrant Expiry Date	Aug. 13, 2021
Warrants outstanding	6,852,400
Warrants
Warrants outstanding	18,743,226